Post-Retirement and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2011
Post-Retirement and Other Long-Term Employees Benefits [Abstract]
POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

15. POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they retired immediately as of December 31, 2011, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	701	654	50	43
Service cost	34	25	8	8
Interest cost	33	26	3	2
Employee contributions	7	5	—	—
Benefits paid	(20)	(12)	(2)	(3)
Effect of settlement	(18)	(18)		—
Effect of curtailment	—	(2)	—	(1)
Actuarial (gain) loss	73	19	(5)	4
Transfer in	3	—	1	—
Transfer out	(3)	(2)	(1)	—
Plan amendment	—	12	—	—
Foreign currency translation adjustment	(16)	(6)	(2)	(3)
Benefit obligation at end of year	794	701	52	50

Change in plan assets:

Plan assets at fair value at beginning of year	372	339	—	—
Expected return on plan assets	20	18	—	—
Employer contributions	30	24	—	—
Employee contributions	7	5	—	—
Benefits paid	(8)	(4)	—	—
Effect of settlement	(16)	(18)	—	—
Actuarial gain (loss)	(25)	1	—	—
Transfer in	1	—	—	—
Transfer out	(1)	—	—	—
Foreign currency translation adjustments	(2)	7	—	—

Plan assets at fair value at end of year	378	372	—	—

Funded status	(416)	(329)	(52)	(50)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	1	4	—	—
Current liabilities	(16)	(18)	(3)	(3)
Long-term liabilities	(401)	(315)	(49)	(47)
Net amount recognized	(416)	(329)	(52)	(50)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185

In 2012, the Company expects to amortize $11 million of actuarial losses and $1 million of past service cost.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Service cost	34	25	22	8	8	4
Interest cost	33	26	25	3	2	2
Expected return on plan assets	(20)	(18)	(16)	—	—	—
Amortization of actuarial net loss (gain)	6	4	6	(5)	3	(1)
Amortization of prior service cost	1	1	2	—	1	—
Effect of settlement	(1)	5	2		—	—
Effect of curtailment	—	(2)	(2)	—	(1)	—

Net periodic benefit cost	53	41	39	6	13	5

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2011	December 31, 2010	December 31, 2009
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

The discount rate was determined by comparison against long-term corporate bond rates applicable to the respective country of each plan. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2011 and at December 31, 2010 are as follows:

	Percentage of Plan Assets at December
Asset Category	2011	2010
Equity securities	31%	39%
Bonds securities remunerating interest	44%	32%
Real estate	7%	7%
Other	18%	22%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2011 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	118	72	46	—
Government debt securities	59	14	45	—
Corporate debt securities	105	64	41	—
Derivatives	20	16	4	—
Investment funds	33	1	30	2
Real estate	28	3	21	4
Other (mainly insurance assets — contracts and reserves)	5	1	—	4
TOTAL	378	181	187	10

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2010 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	24	24	—	—
Equity securities	144	106	38	—
Government debt securities	68	28	40	—
Corporate debt securities	50	17	33	—
Derivatives	30	25	5	—
Investment funds	23	1	20	2
Real estate	27	3	19	5
Other (mainly insurance assets — contracts and reserves)	6	1	—	5
TOTAL	372	205	155	12

In 2010, the Company reclassified $54 million plan assets, including equity securities, government debt securities, corporate debt securities and real estate, from Level 1 to Level 2. Fair value measurement is further described in Note 24.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)

December 31, 2011	10

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets with an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were $30 million and $24 million in 2011 and 2010 respectively and the Company expects to contribute cash of $21 million in 2012.

The Company’s estimated future benefit payments as of December 2011 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2012	30	3
2013	25	3
2014	34	10
2015	30	4
2016	33	4
From 2017 to 2021	206	31

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $17 million and $14 million as of December 31, 2011 and 2010 respectively. The annual cost of these plans amounted to approximately $98 million, $89 million and $81 million in 2011, 2010 and 2009, respectively. The benefits accrued to employees on a pro-rata basis, during their employment period, are based on the individuals’ salaries.